CONFIDENTIAL AND VIA EDGAR

Draft Registration Statement

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

May 22, 2025

Re:	IceCure Medical Ltd.
Confidential Submission of a Draft Registration Statement on Form F-1

Dear Sir or Madam,

On behalf of our client, IceCure Medical Ltd., a foreign private issuer organized under the laws of the State of Israel (the “Company”), we are hereby submitting a draft registration statement on Form F-1 (the “Draft Registration Statement”) relating to a proposed rights offering in the United States of the Company’s ordinary shares, warrants to purchase ordinary shares and pre-funded warrants to purchase ordinary shares.

The Company confirms that it will publicly file its registration statement and nonpublic draft submission in respect of the proposed offering such that they are publicly available on the EDGAR system at least two business days prior to any requested effective time and date.

If you have any questions regarding the Draft Registration Statement, please contact the undersigned by telephone at (212) 660-3092 or via e-mail at evictorson@sullivanlaw.com.

Sincerely,

/s/ Eric Victorson, Esq.
Eric Victorson, Esq.

cc:	Ronen Tsimerman, Chief Financial Officer, IceCure Medical Ltd.
Oded Har-Even, Esq., Partner, Sullivan & Worcester LLP